Leases: Right-of-use assets and lease obligations - Summary of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	$ 7,215
Depreciation expense	1,508	$ 2,564
Balance at the end	5,909	7,215
Present value of leases
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	14,197	19,757
Additions	215	93
Disposal of VoIP Supply LLC		(1,149)
Terminations		4,504
Effects of movements on exchange rates	(16)
Balance at the end	14,396	14,197
Accumulated depreciation and repayments
Reconciliation Of Right-of-use Assets [Roll Forward]
Balance at the beginning	(6,982)	(9,593)
Disposal of VoIP Supply LLC		(1,103)
Depreciation expense	1,508	2,564
Terminations		(4,072)
Effects of movements on exchange rates	(3)
Balance at the end	$ (8,487)	$ (6,982)